Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable – trade	₩ 47,995	₩ (69,043)	₩ (46,531)
Accounts receivable – other	(44,132)	(51,028)	79,223
Advanced payments	15,478	4,503	3,986
Prepaid expenses	(361,744)	(11,233)	(2,262)
Inventories	33,402	(35,661)	(17,549)
Long-term accounts receivable – other	34,179	135,823	66,036
Contract assets	(52,820)	(6,966)	3,877
Guarantee deposits	2,013	15,552	(2,117)
Accounts payable – trade	(20,297)	(10,039)	50,442
Accounts payable – other	233,283	(161,778)	(188,318)
Withholdings	94,239	138,672	(3,714)
Contract liabilities	185,984	17,213	(19,620)
Deposits received	9,737	(1,835)	(1,744)
Accrued expenses	(135,674)	81,025	(73,734)
Provisions	(5,555)	(160)	(566)
Long-term provisions	(754)	(357)	(1,061)
Plan assets	82,445	6,110	(17,772)
Retirement benefits payment	(270,415)	(157,801)	(99,396)
Others	8,428	(1,810)	(3,343)
Changes in assets and liabilities from operating activities	₩ (144,208)	₩ (108,813)	₩ (274,163)